Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability
Changes in accrued warranty liabilities during the indicated periods are as follows:

	For the Year Ended December 31,
	2023	2022	2021
Beginning balance	$13,550	$11,202	$8,560
Provision	9,750	8,923	7,014
Utilized	(6,065)	(5,939)	(4,305)
Foreign currency adjustment	636	(636)	(67)
Ending balance	$17,871	$13,550	$11,202